Business Combinations	9 Months Ended
Sep. 30, 2021
Business Combinations [Abstract]
Business Combination
NOTE 10 — BUSINESS COMBINATIONS
On April 6, 2021, the Company entered into an agreement and plan of merger (as it may be amended or restated from time to time the “Merger Agreement”), by and among Merger Sub and Better Therapeutics. Under the
Merger Agreement, the Company has agreed to acquire all of the outstanding shares of Better Therapeutics’ common stock in exchange for 15,000,000 shares of the Company’s common stock, subject to adjustment.
The Merger Agreement has been amended as of August 30, 2021 and September 27, 2021. Upon closing of the transaction contemplated by the Merger Agreement, Merger Sub will merge with and into Better Therapeutics (the “Merger”) with Better Therapeutics surviving the Merger, renamed Better Therapeutics OpCo, Inc., as a wholly owned subsidiary of MCAD. In addition, in connection with the consummation of the Business Combination, MCAD will be renamed “Better Therapeutics, Inc.” The combined company after the Business Combination is referred to as the “Combined Company.”
The Merger Agreement contains customary representations, warranties, and covenants by the parties thereto and the closing is subject to certain conditions as further described in the Merger Agreement.
On the date the Transaction is effective (the “Effective Time”), among other items: each share of Better Therapeutics common stock (other than its restricted stock) issued and outstanding immediately prior to the Effective Time shall be canceled and automatically converted into such Better Therapeutics Shareholder’s right to receive, without interest, the number of shares of the Company’s common stock equal to the product of (i) the number of shares of Better Therapeutics common stock (other than Better Therapeutics restricted stock) held by such Better Therapeutics Shareholder and (ii) the “Exchange Ratio” determined by dividing (A) the Merger Consideration (as defined in the Merger Agreement) by (B) the issued and outstanding number of shares of Better Therapeutics common stock as of the closing.
In connection with the proposed Transaction, the Company has obtained commitments from interested accredited investors (each a “Subscriber”) to purchase shares of the Company’s common stock which will be issued in connection with the closing (the “PIPE Shares”), for an aggregate cash amount of $50,000,000 at a purchase price of $10.00 per share, in a private placement (the “PIPE”). Certain offering related expenses are payable by the Company, including customary fees payable to the placement agents. Such commitments are being made by way of the Subscription Agreements (the “PIPE Subscription Agreements”), by and among each Subscriber and the Company. The closing of the sale of PIPE Shares (the “PIPE Closing”) will be contingent upon the substantially concurrent consummation of the Transaction. The PIPE Closing will occur on the date of, and immediately prior to, the consummation of the Transaction.
On August 18, 2021, Better Therapeutics entered into a $50.0 million secured term loan agreement with Hercules Capital, Inc. (“Hercules”). The term loan has a maturity date of August 1, 2025, which can be extended to February 1, 2026, and is secured by substantially all of Better Therapeutics’ assets. Payments due for the term loan are interest-only until March 1, 2023 (subject to extension to September 1, 2023 or September 1, 2024 upon the achievement of certain milestones), after which principal shall be repaid in equal monthly installments. Interest is payable monthly in arrears. The outstanding principal bears interest at the greater of (a) 8.95% or (b) 8.95% plus the prime rate minus 3.25%. Prepayment of the outstanding principal is permitted under the secured term loan agreement and subject to certain prepayment fees. In connection with the secured term loan agreement, Better Therapeutics paid an initial facility charge of $212,500. In addition, Better Therapeutics will be required to pay an end of term charge of the greater of (a) $892,500 and (b) 5.95% of the aggregate outstanding principal upon repayment of the loan. The secured term loan agreement contains customary representations, warranties, non-financial
covenants, and events of default. Better Therapeutics is permitted to borrow the loans in four tranches based on the completion of certain milestones which include, as set forth more fully in the secured term loan agreement: (i) $15.0 million upon the closing of the Business Combination, (ii) $10.0 million when Better
Therapeutics achieves certain positive clinical trial results sufficient to submit a de-novo
classification request with respect to
BT-001,
(iii) $10.0 million when Better Therapeutics has received FDA approval for such marketing of
BT-001
for the improvement of glycemic control in people with type 2 diabetes and received, prior to March 15, 2023, net cash proceeds of at least $40.0 million dollars from equity financings, and (iv) $15.0 million on or before June 15, 2023, subject to Hercules’, approval.
Upon the closing of the Business Combination, the Company entered into a joinder agreement to the Hercules term loan and borrowed $10.0 million.
PIPE and Cowen Investments
Upon the closing of the Business Combination, Cowen and Company LLC (“Cowen”), placement agent f
o
r the PIPE Investment, also entered into a subscription agreement (the “Cowen Subscription Agreement” and together with the PIPE Subscription Agreements, the “Subscription Agreements”) for 70,000 shares of Common Stock at $10.00 per share for gross proceeds of $700,000 in lieu of such amount of its placement fee (the “Cowen Investment”). The Cowen Investment was also consummated concurrently with the Closing.
Chardan Equity Issuance
Upon the closing of the Business Combination, MCAD issued to Chardan Capital Markets, LLC, 28,750 shares of Common Stock, representing a deferred discount equal to 0.5% of the amount sold in MCAD’s initial public offering in the form of stock at a price of $10.00 per share (the “Chardan Issuance”).
MCAD Redemptions and Conversion of Rights
In connection with the MCAD stockholder vote on the Business Combination, MCAD stockholders redeemed an aggregate of 4,826,260 shares of Common Stock. At the Closing of the Business Combination, all outstanding rights automatically converted into one-tenth
(1/10) of a share of Common Stock. The separate trading of Units and Rights of MCAD was terminated upon the closing of the Business Combination.
Immediately after giving effect to the Business Combination, the PIPE Investment, the Cowen Investment, the Chardan Issuance and the conversion of rights, there were 23,599,718 shares of Common Stock outstanding, and 853,015 shares of Common Stock subject to outstanding stock options of BTX at a weighted average exercise price of $8.67 per share.
Amended and Restated Registration Rights Agreement
At the Closing, the Company entered into an amended and restated registration rights agreement (the “Amended and Restated Registration Rights Agreement”) with certain existing stockholders of MCAD with respect to the shares of Common Stock they own at the Closing, and the BTX stockholders of MCAD with respect to the Merger Consideration. The MCAD Amended and Restated Registration Rights Agreement will require the Company to, among other things, file a resale shelf registration statement on behalf of the stockholders no later than 30 days from the Closing. The MCAD Amended and Restated Registration Rights Agreement also provides certain demand registration rights and piggyback registration rights to the stockholders, subject to underwriter cutbacks and issuer blackout periods. The Company agrees to pay certain fees and expenses relating to registrations under the Amended and Restated Registration Rights Agreement.